SEGMENT AND GEOGRAPHICAL INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment And Geographical Information
Revenues	$ 234,541	$ 246,039	$ 233,960	$ 233,764	$ 220,988	$ 221,937	$ 218,187	$ 212,332	$ 205,665	$ 460,127	$ 454,752	$ 934,751	$ 858,121	$ 834,004
Interest expense	71,512	78,516	$ 74,115	70,669	$ 63,128	69,918	$ 64,997	$ 62,932	$ 59,475	146,206	133,797	286,428	257,322	254,073
Segment net income	57,918			68,662						111,629	135,729	259,250	266,340	213,581
Depreciation and amortization	46,410			33,668						91,293	64,081	142,852	115,092	108,902
Expenditures for equipment on operating leases	253,370			236,201						498,693	388,889	996,858	620,561	459,477
Provision for credit losses	7,176			5,928						11,137	7,388	14,124	(5,904)	44,578
Additional disclosures
Segment assets	15,378,336	15,909,565				14,986,704				15,378,336		15,909,565	14,986,704	13,346,529
Managed receivables	12,373,149	12,884,569				12,298,451				12,373,149		12,884,569	12,298,451	10,901,963
Eliminations.
Segment And Geographical Information
Revenues	(1,056)			(1,232)						(2,097)	(2,432)	(4,887)	(5,134)	(3,092)
Interest expense	(1,056)			(1,232)						(2,097)	(2,432)	(4,887)	(5,134)	(3,092)
Additional disclosures
Segment assets	(395,269)	(214,269)				(214,030)				(395,269)		(214,269)	(214,030)	(225,351)
United States
Segment And Geographical Information
Segment net income	42,507			48,465						83,325	98,864	186,611	197,707	152,854
Depreciation and amortization	37,488			25,105						73,849	47,227	108,074	81,979	76,145
Expenditures for equipment on operating leases	198,286			201,980						419,365	333,427	861,815	501,599	355,076
Provision for credit losses	6,934			4,178						10,124	5,249	10,706	(9,323)	33,875
Additional disclosures
Managed receivables	10,357,295	10,708,704				10,147,225				10,357,295		10,708,704	10,147,225	8,849,079
United States | Operating segment
Segment And Geographical Information
Revenues	191,363			184,235						374,485	359,907	741,869	666,776	644,900
Interest expense	60,544			58,095						124,105	110,548	236,835	209,435	202,208
Additional disclosures
Segment assets	13,214,282	13,430,826				12,536,638				13,214,282		13,430,826	12,536,638	11,016,740
Canada
Segment And Geographical Information
Segment net income	15,411			20,197						28,304	36,865	72,639	68,633	60,727
Depreciation and amortization	8,922			8,563						17,444	16,854	34,778	33,113	32,757
Expenditures for equipment on operating leases	55,084			34,221						79,328	55,462	135,043	118,962	104,401
Provision for credit losses	242			1,750						1,013	2,139	3,418	3,419	10,703
Additional disclosures
Managed receivables	2,015,854	2,175,865				2,151,226				2,015,854		2,175,865	2,151,226	2,052,884
Canada | Operating segment
Segment And Geographical Information
Revenues	44,234			50,761						87,739	97,277	197,769	196,479	192,196
Interest expense	12,024			$ 13,806						24,198	$ 25,681	54,480	53,021	54,957
Additional disclosures
Segment assets	$ 2,559,323	$ 2,693,008				$ 2,664,096				$ 2,559,323		$ 2,693,008	$ 2,664,096	$ 2,555,140